Offerings	Nov. 12, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 398,478,138.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,007.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. (2) Calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act") based on the proposed maximum aggregate offering price and Rule 457(r) of the Securities Act. In accordance with Rules 456(b) and 457(r) of the Securities Act, LTC Properties, Inc. (the "registrant") initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (File No. 333-283158) filed by the registrant with the Securities and Exchange Commission (the "SEC") on November 12, 2024 (the "Registration Statement"). This registration fee table shall be deemed to update the "Calculation of Registration Fee Tables" in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,521,862.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-262837
Carry Forward Initial Effective Date	Feb. 18, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 141.00
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $1,521,862 of unsold shares (the "Unsold Shares") of Common Stock previously registered pursuant to a prospectus supplement, filed with the SEC on February 18, 2022 (the "Prior Prospectus Supplement"), to the Registration Statement on Form S-3 (File No. 333-262837), which was filed with the SEC and became automatically effective on February 18, 2022 (the "Prior Registration Statement"), relating to the offer and sale of Common Stock having an aggregate offering price of up to $200,000,000 under its prior "at-the-market" equity program. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $18,540. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $1,521,862 were not sold under the Prior Prospectus Supplement, and the registration fee that has already been paid and remains unused with respect to the Unsold Shares will be applied to shares of Common Stock that are being registered pursuant to the Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Registration Statement.